Debt - Schedule of Principal Repayments of Long-term Debt (Details) $ in Millions	Sep. 30, 2018 USD ($)
Debt Instrument
2019	$ 88.5
2020	624.7
2021	65.5
2022	29.3
2023	101.4
AmeriGas Propane
Debt Instrument
2019	8.8
2020	8.0
2021	3.6
2022	1.6
2023	0.3
UGI International
Debt Instrument
2019	70.0
2020	607.7
2021	53.2
2022	20.1
UGI Utilities
Debt Instrument
2019	9.0
2020	8.2
2021	7.8
2022	6.8
2023	95.3
Other
Debt Instrument
2019	0.7
2020	0.8
2021	0.9
2022	0.8
2023	$ 5.8
Senior Notes | 3.25% Senior Unsecured Notes Due November 2025 | UGI International Senior Notes
Debt Instrument
Stated interest rate	3.25%
Senior Notes | 5.50% due May 2025 | AmeriGas Propane
Debt Instrument
Stated interest rate	5.50%